Background of Company	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background of Company
Background of Company
Intelsat S.A. (the “Company”, “we”,” us” or “our”) provides satellite communications services worldwide through a global communications network of 54 satellites and ground facilities related to the satellite operations and control, and teleport services.